TEACHERS INSURANCE AND ANNUITY ASSOCIATION
 [LOGO]        COLLEGE RETIREMENT EQUITIES FUND
               730 Third Avenue
               New York, NY 10017-3206



                                   SUPPLEMENT
                              DATED MARCH 12, 1999
                      TO THE PROSPECTUS DATED APRIL 1, 1998
                         FOR THE TIAA-CREF MUTUAL FUNDS

See "Types of Accounts", page 19 of the Prospectus:

     Beginning late March, 1999, you can open two new types of accounts with TIAA-CREF Mutual Funds: Traditional IRAs and Roth IRAs. These accounts let you shelter investment income from federal income tax while saving for retirement. Call us for more information about opening these types of accounts.

                                                                        9903IRAS